Offerings - Offering: 1	Jun. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.125% Notes due 2032
Amount Registered | shares	689,220,000
Maximum Aggregate Offering Price	$ 684,030,173.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 104,725.02
Offering Note	Amounts are based on the euro/dollar rate of exchange of EUR1/$1.1487 as of June 11, 2025, as reported by Bloomberg. Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This "Calculation of Registration Fee Table" shall be deemed to update the "Calculation of Registration Fee Table" in the registrants' Registration Statement on Form S-3 (No. 333-270605), in accordance with Rules 456(b) and 457(r) under the Securities Act.